Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share
Net income (loss) attributable to shareholders, used in calculating basic EPS		€ (24,911)	€ (17,019)	€ (9,317)
Net income (loss) attributable to shareholders, used in calculating diluted EPS		€ (24,911)	€ (17,019)	€ (9,317)
Weighted average ordinary shares outstanding (basic)	[1]	86.8	86.6	86.3
Weighted average ordinary shares outstanding (diluted)		86.8	86.6	86.3
Basic earnings per share		€ (0.29)	€ (0.20)	€ (0.11)
Diluted earnings per share		€ (0.29)	€ (0.20)	€ (0.11)
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		11.9	7.1	6.6
Restricted Share Units | Long-Term Incentive Plan
Earnings per share
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		2.5	0.9	0.2
Options | Long-Term Incentive Plan
Earnings per share
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		3.3
Options | Alignment Award
Earnings per share
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		6.1	6.2	6.4

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to note 27.